Schedule of allowance doubtful accounts (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
Credit Loss [Abstract]
Allowance for credit losses, beginning balance			$ 23,607
Addition			19,217
Write off			(42,824)
Allowance for credit losses, ending balance